Acquisitions of Subsidiaries (Details) - CDS - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2020	Aug. 17, 2020
Disclosure of detailed information about business combination [line items]
Consideration payable		£ 60
Contingent consideration, purchase price %	10.00%
Contingency period	24 months